Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    October 1, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of DWS Money Market Series, (the "Fund"), a series of DWS Money Market Trust (the "Trust") (Reg. Nos. 2-78122 and 811-3495)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system, Post-Effective Amendment No. 44 under the Securities Act of 1933, as amended (the "Securities Act"), to the Corporation's Registration Statement on Form N-1A (the "Amendment"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statement of Additional Information filed with the Securities and Exchange Commission (the "Commission") on August 2, 2007 in Post-Effective Amendment No. 43 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2007. No fees are required in connection with this filing.

The Commission has granted the Fund relief pursuant to Rule 485(b)(1)(vii) for certain disclosure matters described in letters dated November 16, 2006 and April 13, 2007 to Mr. Frank Donaty, Jr., Assistant Director, Division of Investment Management. Except for such disclosure matters, none of the revised disclosure contained in the Amendment represents a material change from the Prospectuses and Statement of Additional Information contained in the previous Post-Effective Amendment noted above. Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments or questions on this filing to the undersigned at 617-295-3357.

                                                     Very truly yours,

                                                     /s/Thomas H. Connors
                                                     Thomas H. Connors, Esq.
                                                     Director

cc:      Alexandra Oprescu, Esq., Ropes & Gray